FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2020
Financial liabilities at fair value through profit or loss, category
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables) [Line Items]
Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Liabilities designated at fair value through profit or loss: debt securities in issue	6,828	7,531	7,905	7,484
Trading liabilities:
Other deposits	2	98	2	140
Short positions in securities	1	73	—	73
	3	171	2	213
Total financial liabilities at fair value through profit or loss	6,831	7,702	7,907	7,697